Outstanding Balance of Tax Debt Refinancing Program (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Tax debt refinancing program payable	[1]	BRL 795,088	BRL 990,230
Current		78,432	94,041
Non-current		716,656	896,189
Law 11941/09 and Law 12865/2013 tax financing program
Income Tax [Line Items]
Tax debt refinancing program payable		791,696	983,904
REFIS II - PAES
Income Tax [Line Items]
Tax debt refinancing program payable		BRL 3,392	BRL 6,326

[1]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.